INVESTMENTS IN DEBT, EQUITY SECURITIES AND OTHER INVESTMENTS	12 Months Ended
Mar. 31, 2011
INVESTMENTS IN DEBT, EQUITY SECURITIES AND OTHER INVESTMENTS

3. INVESTMENTS IN DEBT, EQUITY SECURITIES AND OTHER INVESTMENTS

Available-for-sale securities are recorded at fair value, with unrealized gains and losses excluded from income and reported in other comprehensive income, net of tax. Held-to-maturity securities are recorded at amortized cost. Non-marketable equity securities are accounted by the cost method.

Gross unrealized gains on equity securities which derived from a fluctuation in the market value of the shares of KDDI Corporation (KDDI) at March 31, 2010 and 2011 are as follows:

	March 31,
	2010	2011
	(Yen in millions)
Gross unrealized gains on shares of KDDI	¥28,140	¥45,893

Other-than-temporary loss on debt and equity securities for the years ended March 31, 2009, 2010 and 2011 are as follows:

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Other-than-temporary loss on debt and equity securities	¥7,141	¥217	¥341

For the year ended March 31, 2009, Kyocera recorded losses on impairment of securities due to the decline in fair value below cost for a considerable length of time and the extent was severe, most of which was an impairment loss of ¥3,935 million of shares of Mitsubishi UFJ Financial Group, Inc.

(1)	Debt and equity securities with readily determinable fair values

Investments in debt and equity securities at March 31, 2010 and 2011, included in short-term investments in debt securities and in long-term investments in debt and equity securities are summarized as follows:

	March 31,
	2010				2011
	Cost*	Aggregate Fair Value	Gross Unrealized Gains	Gross Unrealized Losses	Cost*	Aggregate Fair Value	Gross Unrealized Gains	Gross Unrealized Losses
	(Yen in millions)
Available-for-sale securities:
Marketable equity securities	¥270,494	¥310,654	¥40,329	¥169	¥271,874	¥327,684	¥57,151	¥1,341
Investment trusts	3,346	3,809	463	—	3,454	3,590	225	89

Total equity securities	273,840	314,463	40,792	169	275,328	331,274	57,376	1,430

Corporate bonds	6,659	6,221	66	504	5,122	4,395	37	764
Hybrid financial instruments	9,867	9,867	—	—	11,976	11,976	—	—
Government bonds and public bonds	2,230	1,999	8	239	2,789	2,423	19	385
Other debt securities	1,166	1,131	35	70	563	554	32	41

Total debt securities	19,922	19,218	109	813	20,450	19,348	88	1,190

Total available-for-sale securities	293,762	333,681	40,901	982	295,778	350,622	57,464	2,620

Held-to-maturity securities:
Corporate bonds	23,904	24,018	194	80	51,901	52,035	208	74
Government bonds and public bonds	24,183	24,173	35	45	18,264	18,189	6	81
Others	—	—	—	—	300	300	0	—

Total held-to-maturity securities	48,087	48,191	229	125	70,465	70,524	214	155

Total	¥341,849	¥381,872	¥41,130	¥1,107	¥366,243	¥421,146	¥57,678	¥2,775

At March 31, 2011, the contractual maturities of available-for-sale and held-to-maturity securities are summarized as follows:

	March 31, 2011
	Available-for-Sale		Held-to-Maturity
	Cost*	Aggregate Fair Value	Cost*	Aggregate Fair Value
	(Yen in millions)
Due within 1 year	¥12,903	¥12,834	¥31,178	¥31,220
Due after 1 year to 5 years	6,484	5,584	39,287	39,304
Due after 5 years	1,063	930	—	—
Equity securities	275,328	331,274	—	—

	¥295,778	¥350,622	¥70,465	¥70,524

*	Cost represents amortized cost for held-to-maturity securities and acquisition cost for available-for-sale securities. The cost basis of the individual securities is written down to fair value as a new cost basis when other-than-temporary impairment is recognized.

Proceeds from sales of available-for-sale securities and the related gross realized gains and losses for the years ended March 31, 2009, 2010 and 2011 are as follows:

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Proceeds from sales of available-for-sale securities	¥17,028	¥11,375	¥8,500
Gross realized gains	951	746	608
Gross realized losses	3,875	875	445

For the purpose of computing gains and losses, the cost of those securities is determined by the moving average method.

Kyocera’s available-for-sale securities classified by length of unrealized loss position at March 31, 2010 and 2011 are as follows:

	March 31, 2010
	within 1 year		over 1 year		Total
	Aggregate Fair Value	Gross Unrealized Losses	Aggregate Fair Value	Gross Unrealized Losses	Aggregate Fair Value	Gross Unrealized Losses
	(Yen in millions)
Marketable equity securities	¥1,125	¥169	¥—	¥—	¥1,125	¥169
Investment trusts	—	—	—	—	—	—
Corporate bonds	15	3	3,456	501	3,471	504
Hybrid financial instruments	—	—	—	—	—	—
Government bonds and public bonds	198	2	1,251	237	1,449	239
Other debt securities	92	28	716	42	808	70

Total	¥1,430	¥202	¥5,423	¥780	¥6,853	¥982

	March 31, 2011
	within 1 year		over 1 year		Total
	Aggregate Fair Value	Gross Unrealized Losses	Aggregate Fair Value	Gross Unrealized Losses	Aggregate Fair Value	Gross Unrealized Losses
	(Yen in millions)
Marketable equity securities	¥7,170	¥1,338	¥7	¥3	¥7,177	¥1,341
Investment trusts	1,125	89	—	—	1,125	89
Corporate bonds	902	76	2,501	688	3,403	764
Hybrid financial instruments	—	—	—	—	—	—
Government bonds and public bonds	151	14	1,250	371	1,401	385
Other debt securities	10	6	410	35	420	41

Total	¥9,358	¥1,523	¥4,168	¥1,097	¥13,526	¥2,620

At March 31, 2011, Kyocera held available-for-sale securities in unrealized loss positions of ¥2,620 million. Kyocera considered the impairments of marketable equity securities were not other-than-temporary as the extent to which fair value was below the cost was minor and the duration of the impairments was mostly within one year. Kyocera considered the impairments of corporate bonds, government bonds and public bonds, and other debt securities were not other-than-temporary because the impairment was not caused by credit loss and Kyocera would receive the full cost amount.

(2)	Other investments

Kyocera held time deposits and certificates of deposits which were due over three months to original maturity, non-marketable equity securities and long-term loans. Carrying amounts of these investments at March 31, 2010 and 2011, included in other short-term investments and in other long-term investments, are summarized as follows:

	March 31,
	2010	2011
	(Yen in millions)
Time deposits and certificates of deposits (due over 3 months)	¥200,482	¥201,879
Non-marketable equity securities	10,263	15,376
Long-term loans	202	147

Total	¥210,947	¥217,402